Other intangible assets - Summary of Book Values of Largest Individual Items (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 14,768	£ 14,318	£ 30,079
Licences and franchises
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	14,166	13,663
Licences and franchises | Tesaro Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	2,656	2,858
Licences and franchises | Meningitis Portfolio
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,717	1,855
Licences and franchises | Momelotinib
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,470	1,499
Licences and franchises | Camlipixant
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,438	0
Licences and franchises | Affinivax Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,429	1,473
Licences and franchises | Dolutegravir (including Cabotegravir)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,059	1,150
Licences and franchises | Iteos Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	443	443
Licences and franchises | Alector Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	425	509
Licences and franchises | Benlysta
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	424	541
Licences and franchises | Shingrix
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	289	288
Licences and franchises | Okairos
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	198	202
Licences and franchises | BMS Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	191	196
Licences and franchises | CureVac Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	191	178
Licences and franchises | Spero
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	163	163
Licences and franchises | RSV
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	139	40
Licences and franchises | Relvar/Breo/Anoro
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	125	181
Licences and franchises | Stiefel Trade Name
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	116	142
Licences and franchises | Wave Life Sciences
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	116	0
Licences and franchises | UCB
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	115	137
Licences and franchises | Arrowhead
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	114	90
Licences and franchises | DT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	104	115
Licences and franchises | Fluarix/FluLaval
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	100	147
Licences and franchises | Vir Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1	159
Licences and franchises | Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 1,143	£ 1,297